                                                      Registration No. 333-79471

    As filed with the Securities and Exchange Commission on December 7, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 4
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                             (Exact Name of Trust)

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           (Exact Name of Depositor)
                                390 Park Avenue
                         New York, New York  10022-4684
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                   General Counsel, Life Insurance Operations
                        American General Life Companies
                               2929 Allen Parkway
                           Houston, Texas  77019-2155
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
        The United States Life Insurance Company in the City of New York
                           Separate Account USL VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on January 2, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                                      NOTE

This Post-Effective Amendment No. 4 to the Form S-6 Registration Statement No. 333-79471 ("Registration Statement") of The United States Life Insurance Company in the City of New York ("Depositor") and its Separate Account USL VL-R ("Registrant") is being filed solely for the purposes of (a) including in the Registration Statement a supplement for the purpose of adding three additional investment options, (b) changing the name of one of the Funds and two of the investment options available under the Policies, (c) adding an additional benefit rider, (d) updating financials and (e) updating Part II information for the Depositor and the Registrant. All other pertinent information regarding this Registration Statement, including the Prospectus, was previously filed in Registrant's Post-Effective Amendment No. 3 on April 24, 2001, and is incorporated by reference herein.

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET

ITEM NO. OF FORM N-8B-2*                      PROSPECTUS CAPTION
------------------------                      ------------------
1                                        Additional Information:  Separate
                                          Account USL VL-R.
2                                        Additional Information:  USL.
3                                        Inapplicable.
4                                        Additional Information:  Distribution
                                          of Policies.
5, 6                                     Additional Information:  Separate
                                          Account USL VL-R.
7                                        Inapplicable.**
8                                        Inapplicable.**
9                                        Additional Information:  Legal Matters.
10(a)                                    Additional Information:  Your
                                          Beneficiary. Assigning Your Policy.
10(b)                                    Basic Questions You May Have:  How will
                                          the value of my investment in a Policy
                                          change over time?
10(c)(d)                                 Basic Questions You May Have: How
                                          can I change my Policy's insurance
                                          coverage? How can I access my
                                          investment in a Policy? Can I choose
                                          the form in which USL pays out any
                                          proceeds from my Policy? Additional
                                          Information: Tax Effects. Assigning
                                          Your Policy. Payment of Policy
                                          Proceeds.
10(e)                                    Basic Questions You May Have:  Must I
                                          invest any minimum amount in a policy?
                                          Additional Information: Tax Effects.
10(f)                                    Additional Information:  Voting
                                          Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)   Basic Questions You May Have:
                                          To what extent will USL vary the terms
                                          and conditions of the Policies in
                                          particular cases? Additional
                                          Information: Voting Privileges;
                                          Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)   Inapplicable.**
10(i)                                    Basic Questions You May Have: How can I
                                          change my Policy's insurance coverage?
                                          What additional rider benefits might I
                                          select? Additional Information:
                                          Separate Account USL VL-R; Tax
                                          Effects.
11                                       Basic Questions You May Have:  How will
                                          the value of my investment in a Policy
                                          change over time? Additional
                                          Information: Separate Account
                                          USL VL-R.
12(a)                                    Additional Information:  Separate
                                          Account USL VL-R; Front Cover.
12(b)                                    Inapplicable.**
12(c), 12(d)                             Inapplicable.**
12(e)                                    Inapplicable, because the Separate
                                          Account has not commenced operations.
13(a)                                    Basic Questions You May Have: What
                                          charges will USL deduct from my
                                          investment in a Policy? What charges
                                          and expenses will the Mutual Funds
                                          deduct from amounts I invest through
                                          my Policy? How can I change my
                                          Policy's insurance coverage? How can I
                                          access my investment? Additional
                                          Information: More About Policy
                                          Charges. More about our Declared Fixed
                                          Interest Account Option.
13(b)                                    Inapplicable.
13(c)                                    Inapplicable.**
13(d)                                    Basic Questions You May Have: To what
                                          extent will USL vary the terms and
                                          conditions of the Policy in particular
                                          cases?
13(e)                                    None.
13(f), 13(g)                             Inapplicable.**
14                                       Basic Questions You May Have: How can I
                                          invest money in a Policy? How will the
                                          value of my investment in a Policy
                                          change over time? Additional
                                          Information: Service Agreements.
15                                       Basic Questions You May Have: How can I
                                          invest money in a Policy? How do I
                                          communicate with USL? Additional
                                          Information: Effective Date of Policy
                                          and Related Transactions.
16                                       Basic Questions You May Have:  How will
                                          the value of my investment in a Policy
                                          change over time? Additional
                                          Information: Separate Account
                                          USL VL-R.

ITEM NO.                                 ADDITIONAL INFORMATION
--------                                 ----------------------
17(a), 17(b)                             Captions referenced under Items
                                          10(c), 10(d), and 10(e).
17(c)                                    Inapplicable.**
18(a)                                    Captions referred to under Item 16.
18(b), 18(d)                             Inapplicable.**
18(c)                                    Additional Information: Separate
                                          Account USL VL-R.
19                                       Additional Information: Separate
                                          Account USL VL-R. Performance
                                          Information: Our Reports to Policy
                                          Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f) Inapplicable.**
21(a), 21(b)                             Basic Questions You May Have: How
                                          can I access my investment in a
                                          Policy? Additional Information:
                                          Payment of Policy Proceeds.
21(c)                                    Inapplicable.**
22                                       Additional Information: USL.  Tax
                                          Effects. Payment of Policy Proceeds.
                                          Service Agreements.
23                                       Inapplicable.**
24                                       Additional Information:  Additional
                                          Rights That We Have.
25                                       Additional Information:  USL.
26                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
27                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
28                                       Additional Information:  USL's
                                          Management.
29                                       Additional Information:  USL.
30, 31, 32, 33, 34                       Inapplicable, because the
                                          Separate Account has not commenced
                                          operations.
35                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
36                                       Inapplicable.**

37                                       None.
38, 39                                   Additional Information:
                                          Distribution of the Policies.
40                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
41(a)                                    Additional Information: Distribution of
                                          the Policies.
41(b), 41(c)                             Inapplicable**
42,43                                    Inapplicable, because the Separate
                                          Account has not commenced operations
                                          or issued any securities.
44(a)(1)                                 Basic Questions You May Have: How
                                          will the value of my investment in a
                                          Policy change over time?
44(a)(2)                                 Inapplicable.
44(a)(3), 44(a)(4), 44(a)(5), 44(a)(6)   Basic Questions You May Have:
                                          What charges will USL deduct from my
                                          investment in a Policy? Additional
                                          Information: Tax Effects.
44(b)                                    Inapplicable.**
44(c)                                    Caption referenced in 13(a), 13(c) and
                                          13(d) above.
45                                       Inapplicable, because the Separate
                                          Account has not commenced operations.
46(a)                                    Captions referenced in 44(a) above.
46(b)                                    Inapplicable.**
47, 48, 49                               Inapplicable.**
50                                       Inapplicable.**
51                                       Inapplicable.**
52(a), 52(c)                             Basic Questions You May Have:  To
                                          what extent can USL vary the terms and
                                          conditions of the Policy in particular
                                          cases? Additional Information:
                                          Additional Rights That We Have.
52(b)                                    Inapplicable, because the Separate
                                          Account has not commenced operations
                                          or issued any securities.
52(d)                                    None.
53(a)                                    Additional Information: Separate
                                          Account USL VL-R; Tax Effects.
53(b), 54                                Inapplicable.**
55                                       Illustrations of Hypothetical Policy
                                          Benefits.
56-58                                    Inapplicable.**
59                                       Financial Statements.

* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account USL VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the
     Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that
     Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                    THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                           SEPARATE ACCOUNT USL VL-R
                             PLATINUM INVESTOR(SM)
                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                        SUPPLEMENT DATED JANUARY 2, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001
                       AS SUPPLEMENTED SEPTEMBER 4, 2001

     Effective January 2, 2002, The United States Life Insurance Company in the City of New York ("USL") is amending the prospectus for the purpose of (1) adding three additional investment options, (2) changing the name of one of the investment options, and (3) changing the name of one of the Funds and one of its related investment options available under the Policies.

     FIRST, on page one of the prospectus, add the following information to the chart of Funds, Investment Advisers and Investment Options.

                    FUND                         INVESTMENT ADVISER                              INVESTMENT OPTION
   -------------------------------------   -----------------------------          ------------------------------------------------
 .  Franklin Templeton Variable..........   Franklin Advisers, Inc..............   Franklin U.S. Government Fund - Class 2
    Insurance Products Trust               Franklin Mutual Advisers, LLC.......   Mutual Shares Securities Fund - Class 2
                                           Templeton Investment Counsel, LLC...   Templeton International Securities Fund - Class 2

     SECOND, add the following information to the chart that begins on page 10 of the prospectus under "What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?". Footnotes 2-12 to this chart appear in the prospectus and are not relevant to the addition of these investment options.

                                                                FUND                    OTHER FUND         TOTAL FUND
                                                             MANAGEMENT                 OPERATING          OPERATING
                                                            FEES (AFTER              EXPENSES (AFTER    EXPENSES (AFTER
                                                              EXPENSE       12B-1        EXPENSE            EXPENSE
NAME OF FUND                                               REIMBURSEMENT)    FEES     REIMBURSEMENT)     REIMBURSEMENT)
-------------                                              --------------   ------   ----------------   ----------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST: /1, 13/
Franklin U.S. Government Fund - Class 2 /14/...........          0.51%       0.25%           0.01%              0.77%
Mutual Shares Securities Fund - Class 2................          0.60%       0.25%           0.20%              1.05%
Templeton International Securities Fund - Class 2......          0.67%       0.25%           0.20%              1.12%

/1/ The Fund's advisers have entered into arrangements under which they pay certain amounts to USL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "Certain Arrangements" on page 38 and "Services Agreements" on page 51.)
/13/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/14/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.

     THIRD, on page 28 of the prospectus, the second paragraph under the title "SEPARATE ACCOUNT USL VL-R" is deleted in its entirety and replaced with the following:

     For record keeping and financial reporting purposes, Separate Account USL VL-R is divided into 44 separate "divisions," each of which corresponds to one of the 44 variable "investment options" available since the inception of the Policy. The 44 divisions are also currently available under other variable life policies offered by an affiliate of USL. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     FOURTH, the name of the Ayco Large Cap Growth Fund I has been changed to Ayco Growth Fund. For a period of time certain reports we issue may refer to Ayco Growth Fund by its former name.

     FIFTH, the name of North American Funds Variable Product Series I has been changed to VALIC Company I. The name of the Money Market Fund investment option has been changed to Money Market I Fund. American General Advisers, the investment adviser for VALIC Company I, has changed its name to VALIC. For a period of time certain reports we issue may refer to VALIC Company I, Money Market I Fund and VALIC by their former names.

     SIXTH, on page 8 of the prospectus, the paragraph beginning with "Monthly charges for additional benefit riders" is deleted in its entirety and replaced with the following:

     Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select certain additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either your personal characteristics or the specific coverage you choose under the rider. The riders we offer are accidental death benefit rider, automatic increase rider, children's insurance benefit rider and waiver of monthly deduction rider. The riders are described beginning on page 17, under "What additional rider benefits might I select?" The specific charge for any riders you choose is shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

     SEVENTH, on page 17 of the prospectus, add the following bullet point between the information on the Accidental Death Benefit Rider and the Children's Insurance Benefit Rider:

     . Automatic Increase Rider, which provides for automatic increases in your Policy's specified amount of insurance at certain specified dates and based on a specified index. After you have met our eligibility requirements for this rider, these increases will not require that evidence be provided to us about whether the insured person continues to meet our requirements for insurance coverage. These automatic increases are on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 16). There is no additional charge for the rider itself, although the automatic increases in the specified amount will increase the monthly insurance charge deducted from your accumulation value, to compensate us for the additional coverage. You may choose this rider only at the time that your Policy is issued.

                        REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK AND CONTRACT OWNERS OF THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SEPARATE ACCOUNT  USL VL-R - PLATINUM INVESTOR


We have audited the accompanying statement of net assets of The United States Life Insurance Company in the City of New York Separate Account USL VL-R - Platinum Investor (comprised of the following divisions: AIM V.I. International Equity Fund, AIM V.I. Value Fund, Dreyfus VIF Quality Bond Fund, Dreyfus VIF Small Cap Portfolio, MFS Emerging Growth Series, North American - AG International Equities Fund, North American - AG MidCap Index Fund, North American - AG Money Market Fund, North American - AG Stock Index Fund, Putnam VT Growth and Income Fund - Class IB Shares, Putnam VT International Growth and Income Fund - Class IB Shares, SAFECO Equity Portfolio, SAFECO Growth Opportunities Portfolio, UIF Equity Growth Portfolio, Van Kampen LIT Strategic Stock Portfolio - Class I Shares) (collectively, the "Separate Account") as of December 31, 2000, and the related statements of operations and the statements of changes in net assets for the periods ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account USL VL-R - Platinum Investor at December 31, 2000, the results of their operations and changes in their net assets for the periods then ended, in conformity with accounting principles generally accepted in the United States.


                                  ERNST & YOUNG LLP

Houston, Texas
March 5, 2001

                                   USL VL-R-1

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

SUMMARY OF FINANCIAL STATEMENTS


                                                                                 ALL DIVISIONS
                                                                                 -------------
STATEMENT OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
  Investment securities - at market (cost $1,287,473)                            $1,194,384
  Due to The United States Life Insurance Company in the City of New York              (375)
                                                                                 ----------
    NET ASSETS                                                                   $1,194,009
                                                                                 ==========

STATEMENT OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                                    $    3,570

EXPENSES:
  Mortality and expense risk and administrative fees                                (21,418)
                                                                                 ----------
     NET INVESTMENT LOSS                                                            (17,848)
                                                                                 ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                                   (9,242)
  Capital gain distributions from mutual funds                                       28,028
  Net unrealized depreciation of investments during the period                      (93,089)
                                                                                 ----------

     NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                (74,303)
                                                                                 ----------
     DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  (92,151)
                                                                                 ==========

STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment loss                                                            $  (17,848)
  Net realized loss on investments                                                   (9,242)
  Capital gain distributions from mutual funds                                       28,028
  Net unrealized depreciation of investments during the period                      (93,089)
                                                                                 ----------
     Decrease in net assets resulting from operations                               (92,151)
                                                                                 ----------
PRINCIPAL TRANSACTIONS:
  Net premiums and net transfers                                                  1,060,521
  Purchase payments from internal rollover transactions                             274,493
  Cost of insurance and maintenance charges                                         (48,854)
                                                                                 ----------
     Increase in net assets resulting from principal transactions                 1,286,160
                                                                                 ----------
  TOTAL INCREASE IN NET ASSETS                                                    1,194,009

NET ASSETS:
  Beginning of period                                                                     -
                                                                                 ----------
  End of period                                                                  $1,194,009
                                                                                 ==========


See accompanying notes.

                                   USL VL-R-2

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                                             DIVISIONS
                                                                   -----------------------------------------------------------------
                                                                      AIM V.I.                        Dreyfus VIF     Dreyfus VIF
                                                                    International   AIM V.I. Value    Quality Bond      Small Cap
                                                                   Equity Fund (1)    Fund (2)           Fund (3)      Portfolio (2)
                                                                   ---------------  --------------    ------------    --------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
  Investment securities - at market                                      $11,859         $ 95,502          $2,762         $15,296
  Due from (to) The United States Life Insurance Company
     in the City of New York                                                 (72)             (96)            629             (86)
                                                                         -------         --------          ------         -------
     NET ASSETS                                                          $11,787         $ 95,406          $3,391         $15,210
                                                                         =======         ========          ======         =======
STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                            $    28         $    121         $    27         $    43

EXPENSES:
  Mortality and expense risk and administrative fees                         (96)             588             (30)            483
                                                                         -------         --------          ------         -------
     NET INVESTMENT INCOME (LOSS)                                            (68)             709              (3)            526
                                                                         -------         --------          ------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                      -           (2,199)              -            (648)
  Capital gain distributions from mutual funds                               692            4,224               -           6,418
  Net unrealized appreciation (depreciation) of investment
    during the period                                                     (2,329)         (17,396)             55          (5,988)
                                                                         -------         --------          ------         -------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS               (1,637)         (15,371)             55            (218)
                                                                         -------         --------          ------         -------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $(1,705)        $(14,662)         $   52         $   308
                                                                         =======         ========          ======         =======

-----------
(1) Since Inception June 2000
(2) Since Inception March 2000
(3) Since Inception November 2000
(4) Since Inception October 2000
(5) Since Inception May 2000
(6) Since Inception July 2000

See accompanying notes.

                                   USL VL-R-3


                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Putnam VT      Putnam VT
                  North American -   North American  North American                   Growth and   International         SAFECO
MFS Emerging      AG International    - AG MidCap     - AG Money     North American   Income Fund     Growth             Equity
  Growth              Equities          Index        Market Fund       - AG Stock     - Class IB   and Income Fund -    Portfolio
 Series (2)           Fund (4)         Fund (2)          (2)         Index Fund (1)   Shares (5)   Class IB Shares (2)     (6)
------------      ----------------   --------------  --------------  --------------   -----------  -------------------  ------------
$108,148               $2,951             $17,990         $535,333        $156,705         $4,114       $56,996           $44,495
     493                  363                   2               55            (678)          (133)           56               (33)
--------               ------             -------         --------        --------         ------       -------           -------
$108,641               $3,314             $17,992         $535,388        $156,027         $3,981       $57,052           $44,462
========               ======             =======         ========        ========         ======       =======           =======


$      -               $    2             $    51         $  2,360        $    597         $    -       $     -           $   341
   1,049                  (29)                741          (21,909)         (3,192)            13            23               (71)
--------               ------             -------         --------        --------         ------       -------           -------
   1,049                  (27)                792          (19,549)         (2,595)            13            23               270
--------               ------             -------         --------        --------         ------       -------           -------


  (1,883)                   -                (633)               -          (1,364)             -          (136)               33
       -                  350               3,802                -           4,326              -             -                 -
 (19,849)                (266)             (3,466)               -         (19,741)           156         3,723                 -
--------               ------             -------         --------        --------         ------       -------           -------
 (21,732)                  84                (297)               -         (16,779)           156         3,587                33
--------               ------             -------         --------        --------         ------       -------           -------
$(20,683)              $   57             $   495         $(19,549)       $(19,374)        $  169       $ 3,610           $   303
========               ======             =======         ========        ========         ======       =======           =======

                                   USL VL-R-4

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

                                                                                                   DIVISIONS
                                                                                 ---------------------------------------------------
                                                                                                                 Van Kampen LIT
                                                                                 SAFECO Growth    UIF Equity     Strategic Stock
                                                                                 Opportunities      Growth       Portfolio- Class I
                                                                                 Portfolio (1)    Portfolio (2)      Shares (3)
                                                                                 -------------    -------------  ------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000

ASSETS:
  Investment securities - at market                                                $   1,488         $ 137,481          $ 3,264
  Due to The United States Life Insurance Company in the City of New York               (599)             (251)             (25)
                                                                                   ---------         ---------          -------
     NET ASSETS                                                                    $     889         $ 137,230          $ 3,239
                                                                                   =========         =========          =======
STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                                      $       -         $       -          $     -

EXPENSES:
  Mortality and expense risk and administrative fees                                      26               991               (5)
                                                                                   ---------         ---------          -------
     NET INVESTMENT INCOME (LOSS)                                                         26               991               (5)
                                                                                   ---------         ---------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                                         -            (2,412)               -
  Capital gain distributions from mutual funds                                           162             8,054                -
  Net unrealized appreciation (depreciation) of investments during the period           (182)          (28,093)             287
                                                                                   ---------         ---------          -------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                             (20)           (22,451)             287
                                                                                   ---------         ---------          -------
     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   $       6         $ (21,460)         $   282
                                                                                   =========         =========          =======

-----------
(1) Since Inception May 2000
(2) Since Inception June 2000
(3) Since Inception October 2000

See accompanying notes.

                                   USL VL-R-5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R



                                                                                                      DIVISIONS
                                                                              ------------------------------------------------------
                                                                                AIM V.I.       AIM V.I.   Dreyfus      Dreyfus VIF
                                                                              International     Value    VIF Quality    Small Cap
                                                                              Equity Fund (1)  Fund (2)  Bond Fund (3) Portfolio (2)
                                                                              ---------------  --------  ------------- -------------

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment income (loss)                                                $      (68)    $      709    $       (3)    $     526
  Net realized loss on investments                                                     -         (2,199)            -          (648)
  Capital gain distributions from mutual funds                                       692          4,224             -         6,418
  Net unrealized (appreciation) depreciation of investments during the period     (2,329)       (17,396)           55        (5,988)
                                                                              ----------     ----------    ----------     ---------
     Increase (decrease) in net assets resulting from operations                  (1,705)       (14,662)           52           308
                                                                              ----------     ----------    ----------     ---------
PRINCIPAL TRANSACTIONS:
  Net premiums and net transfers                                                  15,209        111,550         3,431        15,737
  Purchase payments from internal rollover transactions                                -              -             -             -
  Cost of insurance and maintenance charges                                       (1,717)        (1,482)          (92)         (835)
                                                                              ----------     ----------    ----------     ---------
     Increase in net assets resulting from
       principal transactions                                                     13,492        110,068         3,339        14,902
                                                                              ----------     ----------    ----------     ---------
       TOTAL INCREASE IN NET ASSETS                                               11,787         95,406         3,391        15,210

NET ASSETS:
  Beginning of period                                                                  -              -             -              -
                                                                              ----------     ----------    ----------     ----------
        End of period                                                         $   11,787     $   95,406    $    3,391     $   15,210
                                                                              ==========     ==========    ==========     ==========

UNITS OUTSTANDING, END OF PERIOD:                                              1,060.967      7,515.612       307.825      1,180.816

VALUE PER UNIT:                                                               $11.109252     $12.694356    $11.014381     $12.881347


-----------
(1) Since Inception June 2000
(2) Since Inception March 2000
(3) Since Inception November 2000

See accompanying notes.

                                   USL VL-R-6

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R


                                                                                         DIVISIONS
                                                                --------------------------------------------------------------------
                                                                                  NORTH AMERICAN
                                                                                     - AG                             NORTH AMERICAN
                                                                MFS EMERGING       INTERNATIONAL    NORTH AMERICAN      - AG MONEY
                                                                GROWTH SERIES      EQUITIES FUND      - AG MIDCAP      MARKET FUND
                                                                     (1)                (2)          INDEX FUND (1)        (1)
                                                                -------------      -------------     --------------    -------------
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 2000

OPERATIONS:
  Net investment income (loss)                                    $    1,049           $     (27)       $      792     $   (19,549)
  Net realized gain (loss) on investments                             (1,883)                  -              (633)              -
  Capital gain distributions from mutual funds                             -                 350             3,802               -
  Net unrealized (appreciation) depreciation of
    investments during the period                                    (19,849)               (266)           (3,466)              -
                                                                  ----------           ---------        ----------     -----------
      Increase (decrease) in net assets resulting from operations    (20,683)                 57               495         (19,549)
                                                                  ----------           ---------        ----------     -----------

PRINCIPAL TRANSACTIONS:
  Net premiums and net transfers                                     132,662               3,318            18,216         310,498
  Purchase payments from internal rollover transactions                    -                   -                 -         274,493
  Cost of insurance and maintenance charges                           (3,338)                (61)             (719)        (30,054)
                                                                  ----------           ---------        ----------     -----------
    Increase in net assets resulting from principal transactions     129,324               3,257            17,497         554,937
                                                                  ----------           ---------        ----------     -----------
  TOTAL INCREASE IN NET ASSETS                                       108,641               3,314            17,992         535,388

NET ASSETS:
  Beginning of period                                                      -                   -                 -               -
                                                                  ----------           ---------        ----------     -----------
  End of period                                                   $  108,641           $   3,314        $   17,992     $   535,388
                                                                  ==========           =========        ==========     ===========

UNITS OUTSTANDING, END OF PERIOD:                                  6,543.777             295.490         1,209.695      47,715.768

VALUE PER UNIT:                                                   $16.602253           $11.215019       $14.873092     $ 11.220366

-----------
(1) Since Inception March 2000
(2) Since Inception October 2000
(3) Since Inception June 2000
(4) Since Inception May 2000
(5) Since Inception July 2000

See accompanying notes.

                                   USL VL-R-7




                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                   PUTNAM VT GROWTH         PUTNAM VT                               SAFECO                         VAN KAMPEN LIT
 NORTH AMERICAN -  AND INCOME FUND -   INTERNATIONAL GROWTH        SAFECO           GROWTH         UIF EQUITY      STRATEGIC STOCK
 AG STOCK INDEX     CLASS IB SHARES     AND INCOME FUND -     EQUITY PORTFOLIO   OPPORTUNITIES       GROWTH      PORTFOLIO - CLASS I
   FUND(3)               (4)           CLASS IB SHARES (1)          (5)           PORTFOLIO(4)    PORTFOLIO(3)       SHARES(2)
 --------------  ------------------   --------------------   ----------------    -------------    ------------   -------------------
 $    (2,595)        $       13           $       23            $      270          $      26      $      991        $       (5)
      (1,364)                 -                 (136)                   33                  -          (2,412)                -
       4,326                  -                    -                     -                162           8,054                 -
     (19,741)               156                3,723                     -               (182)        (28,093)              287
 -----------         ----------           ----------            ----------          ---------      ----------        ----------
     (19,374)               169                3,610                   303                  6         (21,460)              282
 -----------         ----------           ----------            ----------          ---------      ----------        ----------

     178,519              4,397               54,831                45,894              1,757         161,524             2,978
           -                  -                    -                     -                  -               -                 -
      (3,118)              (585)              (1,389)               (1,735)              (874)         (2,834)              (21)
 -----------         ----------           ----------            ----------          ---------      ----------        ----------
     175,401              3,812               53,442                44,159                883         158,690             2,957
 -----------         ----------           ----------            ----------          ---------      ----------        ----------
     156,027              3,981               57,052                44,462                889         137,230             3,239

           -                  -                    -                     -                  -               -                 -
 -----------         ----------           ----------            ----------          ---------      ----------        ----------

 $   156,027         $    3,981           $   57,052            $   44,462          $     889      $  137,230        $    3,239
 ===========         ==========           ==========            ==========          =========      ==========        ==========

  12,774.079            355.721            4,889.695             4,153.158            106.097      10,694.211           286.296

 $ 12.214342         $11.191872           $11.667895            $10.705647          $8.375448      $12.832128        $11.313631

                                   USL VL-R-8

NOTES TO FINANCIAL STATEMENTS
PLATINUM INVESTOR DIVISIONS
SEPARATE ACCOUNT USL VL-R

NOTE A - ORGANIZATION

  The Platinum Investor Divisions (the "Divisions") of The United States Life Insurance Company in the City of New York Separate Account USL VL-R (the "Separate Account") received their first deposits in March 2000. The Separate Account was established by resolution of the Board of Directors of The United States Life Insurance Company in the City of New York (the "Company") on August 8, 1997. The Separate Account is registered under the Investment Company Act of 1940 as a unit investment trust and consists of forty-one investment divisions at December 31, 2000.

  The forty-one Divisions, funded by series of independently managed mutual fund portfolios ("Funds"), available through Platinum Investor Variable Life Insurance Policies, are as follows:

AIM VARIABLE INSURANCE FUNDS ("V.I."):                        NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
  AIM V.I. International Equity Fund                          (FORMERLY "AMERICAN GENERAL SERIES PORTFOLIO
  AIM V.I. Value Fund                                         COMPANY") (A RELATED PARTY):
                                                                International Equities Fund
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("VP"):              MidCap Index Fund
  VP Value Fund *                                               Money Market Fund
                                                                Nasdaq-100 Index Fund *
AYCO SERIES TRUST:                                              Stock Index Fund
  Ayco Large Cap Growth Fund I *                                Small Cap Index Fund *
                                                                Science & Technology Fund *
DREYFUS INVESTMENT PORTFOLIOS ("IP"):
  MidCap Stock Portfolio *                                    PIMCO VARIABLE INSURANCE TRUST ADMIN. CLASS:
                                                                PIMCO Short-Term Bond Portfolio *
DREYFUS VARIABLE INVESTMENT FUND ("VIF"):                       PIMCO Real Return Bond Portfolio *
  Quality Bond Portfolio                                        PIMCO Total Return Bond Portfolio *
  Small Cap Portfolio
                                                              PUTNAM VARIABLE TRUST - CLASS IB SHARES ("VT"):
FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP"):              Putnam VT Diversified Income Fund *
  VIP Equity-Income Portfolio *                                 Putnam VT Growth and Income Fund
  VIP Growth Portfolio *                                        Putnam VT International Growth and Income Fund
  VIP Asset Manager Portfolio *
  VIP Contrafund Portfolio *                                  SAFECO RESOURCE SERIES TRUST ("RST"):
                                                                Equity Portfolio
JANUS ASPEN SERIES - SERVICE SHARES:                            Growth Opportunities Portfolio
  International Growth Portfolio *
  Worldwide Growth Portfolio *                                THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
  Aggressive Growth Portfolio *                                 Equity Growth Portfolio
                                                                High Yield Portfolio *
J.P. MORGAN SERIES TRUST II:
  J.P. Morgan Small Company Portfolio *                       VANGUARD VARIABLE INSURANCE FUND ("VIF"):
                                                                High Yield Bond Portfolio *
MFS VARIABLE INSURANCE TRUST:                                   REIT Index Portfolio *
  MFS Emerging Growth Series
  MFS Research Series *                                       VAN KAMPEN LIFE INVESTMENT TRUST ("LIT") - CLASS I
  MFS Capital Opportunities Series *                          SHARES:
  MFS New Discovery Series *                                    Strategic Stock Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT"):           WARBURG PINCUS TRUST:
  Mid-Cap Growth Portfolio *                                    Small Company Growth Portfolio *

* As of December 31, 2000, these Divisions are not active.

  Net premiums are allocated to the Divisions and invested in accordance with contract owner's instructions. There is no assurance that the investment objectives of any of the divisions will be met. Contract owners solely bear the investment risk of premium payments allocated to a division.

                                   USL VL-R-9

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

  The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below.

  SECURITY VALUATION - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

  SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost.

  POLICY LOANS - When a policy loan is made, the loan amount is transferred to the Company from the policyholder's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4%, and loan interest is charged to the policy at an effective annual rate of 4.75%. Loan repayments are invested in the policyholder's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

CONTRACT CHARGES

  DEDUCTIONS FROM PREMIUM PAYMENTS. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.5%. Prior to allocation to the Separate Account, an additional 2.5% is deducted from each after-tax premium payment. For the period ended December 31, 2000, this deduction totaled $26,488.

  SEPARATE ACCOUNT CHARGES. Currently, daily charges at an annual rate of 0.75% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

  For each policy, a reduction in the current daily charge by 0.25% will occur after policy year 10, and a further reduction of 0.25% will occur after policy year 20. Because the policies were first offered in 2000, no decreases in daily charges have occurred for any outstanding policy.

  Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and withdrawal charges.

  The monthly maintenance charge deduction is $6 for each policy in force.

  Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. For the period ended December 31, 2000, cost of insurance and maintenance charges of $48,854 were collected.

  Surrender charges are deducted if the policy is surrendered during the policy's first 10 years. Beginning in the fourth policy year, the amount of the surrender charge decreases by a constant amount each policy year. In addition, a transaction fee per policy is charged for each partial surrender made, and each transfer in excess of 12 during a policy year is subject to a charge of $25. No surrender charges or transaction fees were collected for the period ended December 31, 2000.

  USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets an liabilities and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

                                  USL VL-R-10

SEPARATE ACCOUNT USL VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - FEDERAL INCOME TAXES

  The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the internal revenue
code.   Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE D - SECURITY PURCHASES AND SALES

  For the period ended December 31, 2000, the aggregate cost of purchases and proceeds from sales of investments were:


                                        FUNDS                                            PURCHASES         SALES
                                        -----                                            ----------      ---------
AIM V.I. International Equity Fund                                                       $   14,187      $       -
AIM V.I. Value Fund                                                                         127,124         12,027
Dreyfus VIF Quality Bond Portfolio                                                            2,707              -
Dreyfus VIF Small Cap Portfolio                                                              34,523         12,591
MFS Emerging Growth Series                                                                  137,166          7,285
North American - AG International Equities Fund                                               3,217              -
North American - AG Mid Cap Index Fund                                                       34,484         12,395
North American - AG Money Market Fund                                                     1,216,023        680,691
North American - AG Stock Index Fund                                                        190,155         12,344
Putnam VT - Growth and Income Fund - Class IB Shares                                          3,959              -
Putnam VT - International Growth and Income Fund - Class IB Shares                           67,443         14,034
SAFECO RST Equity Portfolio                                                                  45,837          1,375
SAFECO RST Growth Opportunities Portfolio                                                     1,670              -
UIF Equity Growth Portfolio                                                                 179,622         11,637
Van Kampen LIT Strategic Stock Portfolio - Class I Shares                                     2,977              -
                                                                                         ----------       --------
TOTAL                                                                                    $2,061,094       $764,379
                                                                                         ==========       ========

                                  USL VL-R-11

NOTE E - INVESTMENTS

     The cost of fund shares is the same for financial reporting and income tax purposes. The following is a summary of Fund shares owned as of December 31, 2000.



                                                                                 VALUE OF                       UNREALIZED
                                                                 NET ASSET      SHARES AT         COST OF      APPRECIATION/
                FUNDS                                SHARES        VALUE          MARKET        SHARES HELD    (DEPRECIATION)
                -----                                ------      ---------      ----------      -----------    --------------
AIM Variable Insurance Funds
       AIM V.I. International Equity Fund             589.393      $20.12       $   11,859      $   14,187       $ (2,328)
       AIM V.I. Value Fund                          3,496.955       27.31           95,502         112,898        (17,396)
                                                                                ----------      ----------       --------
                                                                                   107,361         127,085        (19,724)

Dreyfus Variable Investment Fund
       Quality Bond Portfolio                         242.517       11.39            2,762           2,707             55
       Small Cap Portfolio                            379.555       40.30           15,296          21,284         (5,988)
                                                                                ----------      ----------       --------
                                                                                    18,058          23,991         (5,933)

MFS Variable Insurance Trust
       MFS Emerging Growth Series                   3,749.934       28.84          108,148         127,997        (19,849)
                                                                                ----------      ----------       --------
                                                                                   108,148         127,997        (19,849)

NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES I
       International Equities Fund                    298.027        9.90            2,951           3,217           (266)
       MidCap Index Fund                              915.543       19.65           17,990          21,456         (3,466)
       Money Market Fund                          535,333.340        1.00          535,333         535,333              -
       Stock Index Fund                             4,038.796       38.80          156,705         176,446        (19,741)
                                                                                ----------      ----------       --------
                                                                                   712,979         736,452        (23,473)

PUTNAM VARIABLE TRUST - CLASS IB SHARES
       Putnam VT Growth and Income Fund               159.711       25.76            4,114           3,959            155
       Putnam VT International Growth and
         Income Fund                                4,301.594       13.25           56,996          53,273          3,723
                                                                                ----------      ----------       --------
                                                                                    61,110          57,232          3,878

SAFECO RESOURCE SERIES TRUST
       Equity Portfolio                             1,620.360       27.46           44,495          44,495              -
       Growth Opportunities Portfolio                  79.087       18.81            1,488           1,670           (182)
                                                                                ----------      ----------       --------
                                                                                    45,983          46,165           (182)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       Equity Growth Portfolio                      8,202.908       16.76          137,481         165,574        (28,093)
                                                                                ----------      ----------       --------
                                                                                   137,481         165,574        (28,093)

VAN KAMPEN LIFE INVESTMENT TRUST -
 CLASS I SHARES
       Strategic Stock Portfolio                      272.938       11.96            3,264           2,977            287
                                                                                ----------      ----------       --------
Total                                                                           $1,194,384      $1,287,473       $(93,089)
                                                                                ==========      ==========       ========

                                  USL VL-R-12

SEPARATE ACCOUNT USL VL-R - PLATINUM INVESTOR DIVISIONS
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

SUMMARY OF CHANGES IN UNITS FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                               DIVISIONS
                                     -----------------------------------------------------------------------------------------------
                                        AIM V.I.                             DREYFUS VIF        DREYFUS VIF
                                     INTERNATIONAL      AIM V.I. VALUE      QUALITY BOND         SMALL CAP          MFS EMERGING
                                      EQUITY FUND            FUND             PORTFOLIO          PORTFOLIO          GROWTH SERIES
                                     -------------      --------------      ------------        -----------         -------------
Outstanding at beginning
 of period                                     -                   -                  -                  -                    -
Net premiums                             223.917             123.802            132.582            193.088              272.808
Transfers between funds                  979.624           7,517.052            183.719          1,049.890            6,451.784
Cost of insurance and
 administration charges                 (142.574)           (125.242)            (8.476)           (62.162)            (180.815)
                                       ---------           ---------        -----------         ----------            ---------
Outstanding at end of period           1,060.967           7,515.612            307.825          1,180.816            6,543.777
                                       =========           =========        ===========         ==========            =========

                                   NORTH AMERICAN -    NORTH AMERICAN -   NORTH AMERICAN -   NORTH AMERICAN -     PUTNAM VT GROWTH
                                   AG INTERNATIONAL     AG MIDCAP INDEX    AG MONEY MARKET    AG STOCK INDEX      AND INCOME FUND -
                                     EQUITES FUND            FUND               FUND               FUND            CLASS IB SHARES
                                   ----------------    ----------------   ----------------   ----------------     -----------------
Outstanding at beginning
 of period                                     -                   -                  -                  -                    -
Net premiums                              77.831             179.545        104,253.748          9,985.339               26.392
Transfers between funds                  223.194           1,078.312        (53,833.029)         3,028.983              400.081
Cost of insurance and
 administration charges                   (5.535)            (48.162)        (2,704.951)          (240.243)             (70.752)
                                       ---------           ---------        -----------         ----------            ---------
Outstanding at end of period             295.490           1,209.695         47,715.768         12,774.079              355.721
                                       =========           =========        ===========         ==========            =========

                                      PUTNAM VT
                                    INTERNATIONAL                           SAFECO RST                              VAN KAMPEN LIT
                                     GROWTH AND                               GROWTH                               STRATEGIC STOCK
                                    INCOME FUND -        SAFECO RST        OPPORTUNITIES       UIF EQUITY        PORTFOLIO - CLASS I
                                   CLASS IB SHARES    EQUITY PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO           SHARES
                                   ---------------    ----------------     -------------    ----------------     -------------------
Outstanding at beginning
 of period                                     -                   -                  -                  -                    -
Net premiums                              50.095                   -                  -             88.026                    -
Transfers between funds                4,962.263           4,279.235            176.818         10,808.769              288.240
Cost of insurance and
 administration charges                 (122.663)           (126.077)           (70.721)          (202.584)              (1.944)
                                       ---------           ---------        -----------         ----------            ---------
Outstanding at end of period           4,889.695           4,153.158            106.097         10,694.211              286.296
                                       =========           =========        ===========         ==========            =========

                                  USL VL-R-13

        The United States Life Insurance Company in the City of New York

                                 Balance Sheet

                                  (Unaudited)

                                                               SEPTEMBER 30,
                                                                   2001
                                                              --------------
                                                              (In Thousands)
Assets
Investments:
 Fixed maturity securities, at fair value (amortized cost
  - $1,856,545)                                                 $1,927,172
 Equity securities, at fair value (cost - $19,131)                  19,082
 Mortgage loans on real estate                                     124,060
 Policy loans                                                       77,576
 Other long-term investments                                           424
 Short-term investments                                            104,581
                                                                ----------
Total investments                                                2,252,895

Cash                                                                 9,013
Indebtedness from affiliates                                         6,310
Accrued investment income                                           37,839
Accounts and premiums receivable                                   120,583
Reinsurance recoverable                                            670,191
Deferred policy acquisition costs                                  128,481
Property and equipment                                               3,817
Assets held in separate accounts                                     1,985
Other assets                                                        27,770
                                                                ----------
Total assets                                                    $3,258,884
                                                                ==========

        The United States Life Insurance Company in the City of New York

                                 Balance Sheet

                                  (Unaudited)

                                                            SEPTEMBER 30,
                                                                 2001
                                                            --------------
                                                            (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits
     Life and Annuity                                         $1,711,739
     Accident & Health                                           478,444
Other policy claims and benefits payable                          96,921
Other policyholders' funds                                       100,043
Federal income taxes                                             (34,367)
Indebtedness to affiliates                                         4,612
Reinsurance payable                                               79,461
Short-term collateralized financings                              30,824
Liabilities held in separate accounts                              1,985
Other liabilities                                                300,005
                                                              ----------
Total liabilities                                              2,769,667
                                                              ----------
Shareholder's equity:
Common stock, $2 par value, 1,980,658 shares
 authorized, issued, and outstanding                               3,961
Additional paid-in capital                                         8,361
Accumulated other comprehensive income                            21,706
Retained earnings                                                455,189
                                                              ----------
Total shareholder's equity                                       489,217
                                                              ----------
Total liabilities and shareholder's equity                    $3,258,884
                                                              ==========

        The United States Life Insurance Company in the City of New York

                                Income Statement

                                  (Unaudited)

                                                   NINE MONTHS ENDED
                                                   SEPTEMBER 30, 2001
                                                   ------------------
                                                    (In Thousands)
Revenues:
 Premiums and other considerations                     $141,205
 Net investment income                                  111,075
 Net realized investment (losses)                        (6,719)
 Other                                                    5,751
                                                       --------
Total revenues                                          251,312
                                                       --------
Benefits and expenses:
 Benefits                                               154,505
 Operating costs and expenses                            73,181
 Change in control costs                                 13,007
Total benefits and expenses                             240,693
                                                       --------

Income before income tax expense                         10,619

Income tax expense                                        3,669
                                                       --------
Net income                                             $  6,950
                                                       ========

                              FINANCIAL STATEMENTS

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

        The United States Life Insurance Company in the City of New York

                              Financial Statements

                  Years ended December 31, 2000, 1999 and 1998



                                    CONTENTS

Report of Independent Auditors..........................................1

Audited Financial Statements

Balance Sheets..........................................................2
Statements of Income....................................................4
Statements of Comprehensive Income......................................5
Statements of Shareholder's Equity......................................6
Statements of Cash Flows................................................7
Notes to Financial Statements...........................................8

                         Report of Independent Auditors

Board of Directors and Shareholder
The United States Life Insurance Company in the City of New York

We have audited the accompanying balance sheets of The United States Life Insurance Company in the City of New York (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2000 and 1999, and the related statements of income, comprehensive income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                        /s/ ERNST & YOUNG LLP
                                        ---------------------------------
March 16, 2001                          ERNST & YOUNG LLP

        The United States Life Insurance Company in the City of New York

                                 Balance Sheets

                                                           DECEMBER 31
                                                       2000          1999
                                                 ------------------------------
                                                          (In Thousands)

ASSETS
Investments:
  Fixed maturity securities, at fair value
   (amortized cost - $1,807,155 in 2000 and
   $1,688,015 in 1999)                              $1,811,628     $1,665,005

  Equity securities, at fair value (cost -
   $20,394 in 2000 and $13,304 in 1999)                 20,440         13,366

  Mortgage loans on real estate                        122,806        112,031
  Policy loans                                          77,871         82,784
  Investment real estate                                     -          1,556
  Other long-term investments                              424            317
  Short-term investments                                65,815        191,474
                                                 ------------------------------
Total investments                                    2,098,984      2,066,533

Cash                                                    13,099          8,571
Indebtedness from affiliates                             3,946          1,170
Accrued investment income                               33,079         33,724
Accounts and premiums receivable                        93,236         93,275
Reinsurance recoverable                                652,247        629,306
Deferred policy acquisition costs                      144,320        146,686
Property and equipment                                   4,422          4,345
Assets held in separate accounts                         1,880              -
Other assets                                            25,164         18,369
                                                  ------------------------------
Total assets                                        $3,070,377     $3,001,979
                                                  ==============================



See accompanying notes.

                                                           December 31
                                                       2000          1999
                                                 -----------------------------
                                                        (In Thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits
      Life and Annuity                              $1,641,586    $1,675,300
      Accident & Health                                430,575       385,877
 Other policy claims and benefits payable              106,105       117,684
 Other policyholders' funds                            107,440       109,832
 Federal income taxes                                  (36,818)      (50,189)
 Indebtedness to affiliates                              2,791         1,568
 Reinsurance payable                                   108,425       122,852
 Liabilities held in separate accounts                   1,880             -
 Other liabilities                                     250,269       243,988
                                                 -----------------------------
Total liabilities                                    2,612,253     2,606,912
                                                 -----------------------------


Shareholder's equity:
 Common stock, $2 par value, 1,980,658 shares
  authorized, issued, and outstanding                    3,961         3,961
 Additional paid-in capital                              8,361         8,361
 Accumulated other comprehensive income                 (2,437)      (12,915)
 Retained earnings                                     448,239       395,660
                                                 -----------------------------
Total shareholder's equity                             458,124       395,067
                                                 -----------------------------
Total liabilities and shareholder's equity          $3,070,377    $3,001,979
                                                 =============================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                              Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                                   2000            1999          1998
                                              ------------------------------------------
                                                           (In Thousands)
Revenues:
 Premiums and other considerations               $212,295        $205,554       $594,155
 Net investment income                            162,345         166,695        185,838
 Net realized investment (losses) gains            (4,601)          4,689         (3,951)
 Other                                              7,259           6,330          4,901
                                              ------------------------------------------
Total revenues                                    377,298         383,268        780,943
                                              ------------------------------------------

Benefits and expenses:
 Benefits                                         201,107         203,967        514,020
 Operating costs and expenses                      95,427         124,372        221,115
 Loss on reinsurance settlements                        -               -         59,878
 Litigation settlement                                  -               -         30,689
                                              ------------------------------------------
Total benefits and expenses                       296,534         328,339        825,702
                                              ------------------------------------------
Income (loss) before income tax
  expense (benefit)                                80,764          54,929        (44,759)
Income tax expense (benefit)                       28,185          19,167        (19,308)
                                              ------------------------------------------
Net income (loss)                                $ 52,579        $ 35,762       $(25,451)
                                              ==========================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Comprehensive Income

                                                   YEAR ENDED DECEMBER 31
                                                2000            1999            1998
                                           -----------------------------------------
                                                       (In Thousands)

Net income (loss)                            $52,579       $  35,762        $(25,451)
                                           -----------------------------------------

Other comprehensive income (loss):

 Gross change in unrealized gains (losses)    18,668        (162,179)          8,995
 DPAC                                         (6,471)         61,197         (13,917)
 Tax expense (benefit)                         4,269         (35,345)         (1,724)
                                           -----------------------------------------
       Net gain (loss)                         7,928         (65,637)         (3,198)
                                           -----------------------------------------
Less:
 (Losses) gains realized in net               (8,158)          5,321          (4,166)
  income
 DPAC                                          4,235          (4,289)            (85)
 Tax (benefit) expense                        (1,373)            360          (1,489)
                                           -----------------------------------------
       Net (loss) gain                        (2,550)            672          (2,762)
                                           -----------------------------------------
 Change in net unrealized gains (losses)      10,478         (66,309)           (436)
                                           -----------------------------------------

Comprehensive income (loss)                  $63,057       $ (30,547)       $(25,887)
                                           =========================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                       Statements of Shareholder's Equity

                                                                   YEAR ENDED DECEMBER 31
                                                            2000            1999            1998
                                                      -----------------------------------------------
                                                                    (In Thousands)
Common stock:
 Balance at beginning of year                              $  3,961        $  3,961        $  3,961
 Change during year                                               -               -               -
                                                      -----------------------------------------------
Balance at end of year                                        3,961           3,961           3,961
                                                      -----------------------------------------------
Additional paid-in capital:
 Balance at beginning of year                                 8,361           8,361           8,361
 Change during year                                               -               -               -
                                                      -----------------------------------------------
Balance at end of year                                        8,361           8,361           8,361
                                                      -----------------------------------------------
Accumulated other comprehensive income:
 Balance at beginning of year                               (12,915)         53,394          53,830
 Change in unrealized gains (losses) on securities           10,478         (66,309)           (436)
                                                      -----------------------------------------------
Balance at end of year                                       (2,437)        (12,915)         53,394
                                                      -----------------------------------------------
Retained earnings:
 Balance at beginning of year                               395,660         457,898         483,349
 Net income (loss)                                           52,579          35,762         (25,451)
 Dividends paid                                                   -         (98,000)              -
                                                      -----------------------------------------------
Balance at end of year                                      448,239         395,660         457,898
                                                      -----------------------------------------------
Total shareholder's equity                                 $458,124        $395,067        $523,614
                                                      ===============================================



See accompanying notes.

        The United States Life Insurance Company in the City of New York

                            Statements of Cash Flows

                                                                               YEAR ENDED DECEMBER 31
                                                              2000                  1999                   1998
                                                       -------------------------------------------------------------
                                                                            (In Thousands)
OPERATING ACTIVITIES
Net income (loss)                                          $    52,579            $    35,762            $   (25,451)
Adjustments to reconcile net income to net cash
 provided by (used in) operating activities:
   Change in accounts and premiums receivable                   14,093                138,588               (167,146)
   Change in future policy benefits                             13,357                (52,714)               174,629
   Amortization of policy acquisition costs                     37,553                 44,123                 66,331
   Policy acquisition costs deferred                           (41,658)               (31,030)               (62,766)
   Change in other policyholders' funds                         (3,033)                 5,927                 22,573
   Provision for deferred income tax expense                     8,139                  2,495                (45,403)
   Depreciation                                                  1,713                  1,294                  1,327
   Amortization                                                 (4,754)                (4,858)                (1,734)
   Change in indebtedness to/from affiliates                    (1,553)                 5,382                 (8,019)
   Change in reinsurance balances                              (37,368)                 4,668               (321,733)
   Net loss (gain) on sale of investments                          366                 (4,689)                 3,951
   Other, net                                                  (11,869)               (21,051)               118,537
                                                       -------------------------------------------------------------
Net cash provided by (used in) operating activities             27,565                123,897               (244,904)
                                                       -------------------------------------------------------------
INVESTING ACTIVITIES
Purchases of investments and loans made                     (5,983,061)            (4,284,385)            (2,833,731)
Sales or maturities of investments and receipts
 from repayment of loans                                     5,964,176              4,286,356              3,183,379
Sales and purchases of property, equipment, and
 software, net                                                  (1,779)                (1,290)                (3,674)
                                                       -------------------------------------------------------------
Net cash (used in) provided by investing activities            (20,664)                   681                345,974
                                                       -------------------------------------------------------------
FINANCING ACTIVITIES
Policyholder account deposits                                  170,698                138,580                131,386
Policyholder account withdrawals                              (173,071)              (161,632)              (232,245)
Dividends paid                                                       -                (98,000)                     -
                                                       -------------------------------------------------------------
Net cash (used in) financing activities                         (2,373)              (121,052)              (100,859)
                                                       -------------------------------------------------------------
Increase in cash                                                 4,528                  3,526                    211
Cash at beginning of year                                        8,571                  5,045                  4,834
                                                       -------------------------------------------------------------
Cash at end of year                                        $    13,099            $     8,571            $     5,045
                                                       =============================================================

Interest paid amounted to approximately $38 thousand, $367 thousand and $5.3 million in 2000, 1999 and 1998 respectively.

See accompanying notes.

        The United States Life Insurance Company in the City of New York

                         Notes to Financial Statements

                               December 31, 2000

NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (the "Company") is domiciled in the State of New York. The Company is a wholly owned subsidiary of USLIFE Corporation. Through the acquisition of USLIFE Corporation by American General Corporation (the "Parent Company") on June 17, 1997, American General Corporation became the ultimate parent of the Company.

The Company offers a broad portfolio of individual life and annuity products as well as group and credit insurance.

The individual life line of business includes universal life, variable universal life, level term, whole life and interest sensitive whole life as well as fixed and variable annuities. These individual and annuity products are sold primarily to affluent markets, generally through independent general agencies and producers as well as financial institutions. The Company also provides products for preferred international markets and other target markets through lower cost distribution channels.

Group insurance products include group life, accidental death & dismemberment ("AD&D"), dental, vision and disability coverage and are sold through independent general agents and producers as well as third party administrators. These products are marketed nationwide to employers, professional and affinity associations.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

1.2 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.2 INSURANCE CONTRACTS (CONTINUED)

contracts generally require the performance of various functions and services over a period of more than one year.

Short-duration contracts include group major medical, dental, term life, AD&D, excess major medical, hospital indemnity and long-term and short-term disability policies. Short-term contracts generally require the performance of various functions and services over a period of one year or less.

The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

1.3 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2000, 1999 and 1998. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the net adjustment is recorded in accumulated other comprehensive income within shareholder's equity. If the fair value of a security classified as available-for-sale declines below its amortized cost and this decline is considered to be other than temporary, the security is reduced to its fair value, and the reduction is recorded as a realized loss.

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers all non-performing loans and loans for which management has a concern based on its assessment of risk factors, such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review and a formula that reflects past results and current trends.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are considered to be collateral dependent and are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.3 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

INVESTMENT REAL ESTATE

Investment real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

INVESTMENT INCOME

Interest on fixed maturity securities and performing and restructured mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method.

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

DPAC associated with interest-sensitive life contracts is charged to expense in relation to the estimated gross profits of those contracts. DPAC associated with insurance investment contracts is effectively charged off over the period ending one year beyond the surrender charge period. DPAC associated with all other insurance contracts is charged to expense over the premium-paying period or as the premiums are earned over the life of the contract.

DPAC associated with interest-sensitive life contracts is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amount of DPAC on at least an annual basis. Management considers estimated future gross profits or future premiums, future lapse

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.4 DEFERRED POLICY ACQUISITION COSTS ("DPAC") (CONTINUED)

rates, expected mortality/morbidity, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable.

1.5 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC (see Note 1.4). For all other contracts, premiums are recognized when due.

1.6 POLICY AND CONTRACT CLAIMS RESERVES

The Company's insurance and annuity liabilities relate to both long-duration and short-duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For long-duration contracts such as interest-sensitive life and insurance investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other long-duration contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.25% to 11.25% at December 31, 2000.

Short-duration contracts are rated based on attained age and are guaranteed issue and thus not subject to the normal wear-off mortality/morbidity patterns. No policy reserves other than unearned premium reserves are held. The unearned premium reserve is based on gross premium and is calculated on a pro rata basis.

Incurred but not reported claim reserves are based upon patterns demonstrated through run-out studies. Reserves for open long-term disability claims are based on the 1985 Commissioner Disability Tables, modified for company experience. The interest rate assumption varies by year of incurral, but averages 6.91%.

Waiver of premium reserves for life insurance are based on the 1970 Krieger table, modified for company experience. The interest rate used for waiver of premium reserves is the same as that used for open long-term disability reserves.

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.7 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

A recoverable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance recoverables. The cost of reinsurance is recognized over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

1.8 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 41.6%, 38.7%, and 36.7% of individual life insurance in force at December 31, 2000, 1999 and 1998 respectively.

The portion of earnings allocated to participating policyholders that cannot be expected to inure to shareholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $2.0 million, $2.2 million and $2.4 million in 2000, 1999 and 1998 respectively.

1.9 INCOME TAXES

The Company was acquired by American General Corporation on June 17, 1997. Following the acquisition, the Company will file a separate life company federal income tax return for five years.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a

        The United States Life Insurance Company in the City of New York

1. ACCOUNTING POLICIES (CONTINUED)

1.9 INCOME TAXES (CONTINUED)

valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in fair value of available-for-sale securities are included in accumulated other comprehensive income in shareholder's equity.

1.10 CHANGES IN ACCOUNTING AND REPORTING STANDARDS

In June 1998, the Financial Accounting Standards Board issued SFAS 133, which was amended by Statements 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and 138, Accounting for Derivative Instruments and Certain Hedging Activities issued in June 1999 and June 2000, respectively (collectively referred to as Statement
133). Statement 133 requires all derivative instruments to be recognized at fair value of a derivative, accounting for which requires all derivative instruments to be recognized at fair value as either assets or liabilities in the balance sheet. Changes in the fair value of a derivative instrument are to be reported as earnings or other comprehensive income, depending upon the intended use of the derivative instrument. This statement is effective for fiscal years beginning after June 15, 2000. Adoption of SFAS 133 is not expected to have a material impact on the Company's results of operations or financial position.

1.11 SEPARATE ACCOUNT BUSINESS

Separate Accounts are assets and liabilities associated with certain contracts, principally variable universal life and variable annuities; for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to Separate Accounts are excluded from the statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.12 RECLASSIFICATION

Certain prior year amounts have been reclassified to conform to current year presentation.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS

2.1 Investment Income

Investment income by type of investment was as follows:

                                          2000           1999           1998
                                     ---------------------------------------------
                                                      (In Thousands)
Investment income:
 Fixed maturities                       $135,140       $145,074       $176,449
 Equity securities                         1,597             35             49
 Mortgage loans on real estate             9,270          7,750          5,766
 Investment real estate                      137            744          1,556
 Policy loans                              5,196          5,468          5,521
 Other long-term investments                 156          2,866            310
 Short-term investments                   13,547          8,307          2,742
 Investment income from affiliates           139            370             57
                                     ---------------------------------------------
Gross investment income                  165,182        170,614        192,450
Investment expenses                        2,837          3,919          6,612
                                     ---------------------------------------------
Net investment income                   $162,345       $166,695       $185,838
                                     =============================================


2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows:


                                                2000            1999             1998
                                     ------------------------------------------------
                                                       (In Thousands)
Fixed maturities:
 Gross gains                            $  5,714         $14,200          $ 2,860
 Gross losses                            (13,872)         (8,879)          (7,026)
 DPAC                                      4,235          (4,289)             (85)
                                     ------------------------------------------------
Total fixed maturities                    (3,923)          1,032           (4,251)
Other investments                           (678)          3,657              300
                                     ------------------------------------------------
Net realized investment (losses)
 gains before tax                         (4,601)          4,689           (3,951)
Income tax (benefit) expense              (1,610)          1,641           (1,383)
Net realized investment (losses)
 gains after tax                        $ (2,991)        $ 3,048          $(2,568)
                                     ================================================

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES


All fixed maturity and equity securities are classified as available-for-sale and reported at fair value (see Note 1.3). Amortized cost and fair value at December 31, 2000 and 1999 were as follows:

                                                 GROSS           GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED        FAIR
                                  COST            GAIN           LOSS           VALUE
                               ----------------------------------------------------------
December 31, 2000                                    (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,360,149        $39,966       $(36,908)     $1,363,207
   Below investment-grade            78,177          1,280        (12,503)         66,954
 Mortgage-backed securities*        191,087          2,471           (453)        193,105
 U.S. government obligations        135,522          7,125              -         142,647
 Foreign governments                 34,487          3,665              -          38,152
 State and political                  4,640             81              -           4,721
  subdivisions
 Redeemable preferred stocks          2,886              -           (251)          2,635
 Derivatives                            207              -              -             207
                               ----------------------------------------------------------
Total fixed maturity             $1,807,155        $54,588       $(50,115)     $1,811,628
 securities
                               ==========================================================
Equity securities                $   20,394        $    60       $    (14)     $   20,440
                               ==========================================================

                                                 GROSS          GROSS
                                AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST           GAIN           LOSS           VALUE
                                ----------------------------------------------------------
December 31, 1999                                   (In Thousands)
Fixed maturity securities:
 Corporate securities:
   Investment-grade              $1,422,946        $21,597       $(37,943)     $1,406,600
   Below investment-grade           100,502          1,240         (8,904)         92,838
 Mortgage-backed securities*        111,666            256         (1,067)        110,855
 U.S. government obligations          8,699            535            (79)          9,155
 Foreign governments                 36,839          1,447            (77)         38,209
 State and political                  4,466              -           (161)          4,305
  subdivisions
 Redeemable preferred stock           2,897            159            (13)          3,043
                               ----------------------------------------------------------
Total fixed maturity             $1,688,015        $25,234       $(48,244)     $1,665,005
 securities
                                =========================================================
Equity securities                $   13,304        $    62       $      -      $   13,366
                                =========================================================

* Primarily include pass-through securities guaranteed by the U.S. government and government agencies for both December 31, 2000 and 1999.

        The United States Life Insurance Company in the City of New York

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholder's equity at December 31 were as follows:

                                                      2000             1999
                                                 -------------------------------
                                                         (In Thousands)
Gross unrealized gains                               $ 54,648        $ 25,296
Gross unrealized losses                               (50,129)        (48,244)
DPAC and other fair value adjustments                  (8,267)          3,079
Deferred federal income taxes                           1,311           6,954
                                                 -------------------------------
Net unrealized gains on securities                   $ (2,437)       $(12,915)
                                                 ===============================

The contractual maturities of fixed maturity securities at December 31, 2000 and 1999 were as follows:

                                              2000                          1999
                               ------------------------------------------------------------
                                    AMORTIZED        MARKET       AMORTIZED        MARKET
                                       COST          VALUE           COST          VALUE
                               ------------------------------------------------------------
                                         (In Thousands)                (In Thousands)
Fixed maturity securities,
 excluding mortgage-
 backed securities:
   Due in one year or less        $  123,246     $  124,195     $  168,709     $  168,912
   Due after one year
    through five years               500,288        510,238        346,556        348,443
   Due after five years
    through ten years                352,879        344,782        421,727        409,119
   Due after ten years               639,655        639,308        639,357        627,676
Mortgage-backed securities           191,087        193,105        111,666        110,855
                               ------------------------------------------------------------
Total fixed maturity
 securities                       $1,807,155     $1,811,628     $1,688,015     $1,665,005
                               ============================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $873.6 million, $779.4 million, and $587.3 million during 2000, 1999, and 1998 respectively.

        The United States Life Insurance Company in the City of New York

2.  INVESTMENTS (CONTINUED)

2.4 INVESTMENT SUMMARY

Investments of the Company were as follows:

                                             December 31, 2000                                  December 31, 1999
                          ------------------------------------------------------------------------------------------------------
                                                                  CARRYING                                            CARRYING
                                  COST          FAIR VALUE         AMOUNT            COST          FAIR VALUE          AMOUNT
                          ------------------------------------------------------------------------------------------------------
                                          (In Thousands)                                     (In Thousands)
Fixed maturities:
 Bonds:
   United States government
    and government agencies
    and authorities            $  135,522       $  142,647       $  142,647       $    8,699       $    9,155       $    9,155

   States, municipalities,
    and political subdivisions      4,640            4,721            4,721            4,466            4,305            4,305
   Foreign governments             34,487           38,152           38,152           36,839           38,209           38,209
   Public utilities               176,848          180,178          180,178          189,957          189,115          189,115
   Mortgage-backed securities     191,087          193,105          193,105          111,666          110,855          110,855
   All other corporate bonds    1,261,478        1,249,983        1,249,983        1,333,491        1,310,323        1,310,323

 Redeemable preferred stocks        2,886            2,635            2,635            2,897            3,043            3,043
 Derivatives                          207              207              207                -                -                -
                               -----------------------------------------------------------------------------------------------
Total fixed maturities          1,807,155        1,811,628        1,811,628        1,688,015        1,665,005        1,665,005

Equity securities:
 Nonredeemable preferred
  stocks                              568              574              574              568              575              575
 Common stocks                     19,826           19,866           19,866           12,736           12,791           12,791
                               -----------------------------------------------------------------------------------------------
Total fixed maturities and
 equity securities              1,827,549       $1,832,068        1,832,068        1,701,319       $1,678,371        1,678,371
                                                ==========                                         ==========
Mortgage loans on real estate*    122,806                           122,806          112,031                           112,031
Investment real estate                  -                                 -            1,556                             1,556
Policy loans                       77,871                            77,871           82,784                            82,784
Other long-term investments           424                               424              317                               317
Short-term investments**           65,815                            65,815          191,474                           191,474
                               ----------                        ---------------------------                        ----------
Total investments              $2,094,465                        $2,098,984       $2,089,481                        $2,066,533
                               ==========                        ===========================                        ==========

* Amount is net of allowance for losses of $0.6 million at December 31, 2000 and 1999 respectively.

** Includes $125 million on deposit to satisfy regulatory requirements at December 31, 1999. There were no short-term investments on deposit at December 31, 2000.

        The United States Life Insurance Company in the City of New York

3. DEFERRED POLICY ACQUISITION COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                                2000            1999            1998
                                     -----------------------------------------------
                                                       (In Thousands)
Balance at January 1                        $146,686        $ 98,552        $185,243
 Capitalization                               41,658          31,030          62,766
 Amortization                                (37,553)        (44,123)        (66,331)
 Effect of unrealized gains and
  losses on securities                       (10,706)         65,486         (13,832)
 Effect of realized gains and losses           4,235          (4,289)            (85)
 Reinsurance transfer                              -              30         (69,209)
                                     -----------------------------------------------
Balance at December 31                      $144,320        $146,686        $ 98,552
                                     ===============================================

4. FEDERAL INCOME TAXES

4.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                              December 31
                                                         2000            1999
                                                    -------------------------------
                                                           (In Thousands)
Current tax (recoverable) payable                       $ (4,567)       $ (4,156)
Deferred tax (assets) liabilities, applicable to:
 Net income                                              (30,940)        (39,079)
 Net unrealized investment (losses) gains                 (1,311)         (6,954)
                                                        ------------------------
Total net deferred tax (assets)                          (32,251)        (46,033)
                                                        ------------------------
Total current and deferred tax (assets)
 liabilities                                            $(36,818)       $(50,189)
                                                        ========================

       The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                            2000            1999
                                                     -------------------------------
                                                           (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs                      $ 23,224        $ 49,455
 Basis differential of investments                         2,672          (5,380)
 Other                                                    (4,664)        (10,225)
                                                        ------------------------
Total deferred tax liabilities                            21,232          33,850

Deferred tax assets applicable to:
 Policy reserves                                         (59,441)        (51,387)
 Other                                                     5,958         (28,496)
                                                        ------------------------
Total deferred tax assets                                (53,483)        (79,883)
                                                        ------------------------
Net deferred tax (assets) liabilities                   $(32,251)       $(46,033)
                                                        ========================

A portion of life insurance income earned prior to 1984 is not taxable unless it exceeds certain statutory limitations or is distributed as dividends. Such income, accumulated in policyholders' surplus accounts, totaled $37.8 million at December 31, 2000 and 1999.

At current corporate rates, the maximum amount of tax on such income is approximately $13.2 million. Deferred taxes on these accumulations are not required because no distributions are expected.

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                              2000            1999            1998
                                       -----------------------------------------------
                                                       (In Thousands)
Current tax expense                          $20,046         $16,672        $ 26,095
Deferred tax expense (benefit):
 Deferred policy acquisition cost                 65           4,412           2,673
 Policy reserves                               2,123          (1,947)        (12,552)
 Basis differential of investments              (799)         (1,070)            132
 Litigation settlement                             -               -         (10,272)
 Reinsurance transaction                           -               -         (22,133)
 Other, net                                    6,750           1,100          (3,251)
                                             ---------------------------------------
Total deferred tax expense (benefit)           8,139           2,495         (45,403)
                                             ---------------------------------------
Income tax expense (benefit)                 $28,185         $19,167        $(19,308)
                                             =======================================



A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                              2000            1999            1998
                                        -----------------------------------------------
                                                       (In Thousands)
Income tax at statutory percentage
 of GAAP pretax income                       $28,267         $19,225        $(15,666)
Tax-exempt investment income                    (138)           (131)           (121)
Other                                             56              73          (3,521)
                                             ---------------------------------------
Income tax expense (benefit)                 $28,185         $19,167        $(19,308)
                                             =======================================

        The United States Life Insurance Company in the City of New York

4. FEDERAL INCOME TAXES (CONTINUED)

4.3 TAXES PAID

Income taxes paid amounted to approximately $20.5 million, $27.0 million, and $20.5 million in 2000, 1999, and 1998, respectively.

4.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service ("IRS") has completed examinations of the Company's tax returns through 1994. The IRS has begun its audit of the 1995 through June 17, 1997 tax returns during 2000.

5. TRANSACTIONS WITH AFFILIATES

American General Corporation and certain affiliated companies provide services to the Company, principally data processing, investment management, professional and administrative services. During 2000, 1999 and 1998, the Company incurred $32.5 million, $28.8 million and $25.3 million, respectively, for these services. In addition, the Company provides services to certain affiliated companies. During 2000, 1999 and 1998, the Company was reimbursed $10.0 million, $4.3 million and $3.5 million, respectively, for these services. During 2000, the Company transferred a liability to an affiliate and reduced operating expenses by $10.5 million to match the services to be provided by the affiliate.

The Company periodically borrows funds from the Parent Company under an intercompany short-term borrowing agreement entered into during 1997. These borrowings are on demand and are unsecured. Interest is charged on the average borrowing based on the commercial paper rate. At December 31, 2000, no amounts were outstanding under the borrowing agreement.

Affiliated accounts receivable were $3.9 million and $1.2 million in 2000 and 1999, respectively.

Following regulatory approval from the necessary authorities, the Company reinsured 49% of its credit life and credit accident and health business to American General Assurance Company, an affiliate, effective January 1, 1998. This transaction resulted in the cession of approximately 218,000 life policies representing $379.5 million of insurance in-force and approximately 41,000 A&H policies. Assets of approximately $10 million were transferred, which resulted in a pretax loss of approximately $4 million.

Following regulatory approval from the necessary authorities, the Company also reinsured 49% of its New York and 100% of its non-New York group life (excluding permanent policies), group accident and health, and individual accident and health business to American General Assurance Company effective October 1, 1998. This transaction resulted in the cession of approximately 21,000 life policies representing $32.6 billion of insurance in-force

        The United States Life Insurance Company in the City of New York

5. TRANSACTIONS WITH AFFILIATES (CONTINUED)

and approximately 24,000 A&H policies. Assets of approximately $254 million were transferred. The Company received a $13 million ceding commission on this transaction, which resulted in a pretax loss of approximately $56 million.

The losses on these transactions resulted from the pricing of the business to yield a competitive market return.

Amounts recoverable of $492 million and $485 million and amounts payable of $101 million and $109 million, relating to this affiliated reinsurance, are included under the captions "Reinsurance recoverable" and "Reinsurance payable" in the balance sheets at December 31, 2000 and 1999, respectively.

6. ACCIDENT AND HEALTH RESERVES

Activity in the liability for unpaid claims and claim adjustment expenses for the Company's accident and health coverage is summarized as follows:

                                                           YEAR ENDED DECEMBER 31
                                                       2000           1999           1998
                                                ---------------------------------------------
                                                               (In Thousands)
Balance as of January 1, net of reinsurance
 recoverable                                          $20,599        $19,782       $ 85,974
                                                      -------------------------------------
Reinsurance settlements (1)                                 -              -        (43,736)
                                                      -------------------------------------
Add: Incurred losses (2)                               19,626         25,440        135,175
                                                      -------------------------------------
Deduct: Paid losses related to:
 Current year                                           9,881         14,680         93,013
 Prior years                                           12,960          9,943         64,618
                                                      -------------------------------------
   Total paid losses                                   22,841         24,623        157,631
                                                      -------------------------------------
Balance as of December 31, net of reinsurance          17,384         20,599         19,782
 recoverable

Reinsurance recoverable                                36,374         45,019         45,419
                                                      -------------------------------------

Balance as of December 31, gross of
 reinsurance recoverable                              $53,758        $65,618       $ 65,201
                                                      =====================================

(1)   See Note 5.
(2) Substantially all of the Company's incurred claims and claim adjustment expenses relate to the respective current year.

        The United States Life Insurance Company in the City of New York

6. ACCIDENT AND HEALTH RESERVES (CONTINUED)


The liability for unpaid claims and claim adjustment expenses relating to the Company's accident and health business is based on the estimated amount payable on claims reported prior to the date of the balance sheets which have not yet been settled: claims reported subsequent to the date of the balance sheets which have been incurred during the period than ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

At December 31, 2000, the plans' assets were invested as follows: (1) 65% in equity mutual funds managed outside the company; (2) 28% in fixed income mutual funds managed by one of American General Corporation's subsidiaries and (3) 6% in American General Common Stock.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide approximately $58 million of future annual benefits to certain retirees.


The components of pension expense and underlying assumptions were as follows:


                                                 2000            1999             1998
                                         -------------------------------------------------
                                                        (In Thousands)
Service cost (benefits earned)                $   173         $ 1,050          $   193
Interest cost                                   1,515           2,159            1,205
Expected return on plan assets                 (2,241)         (2,864)          (1,714)
Amortization                                     (323)           (424)            (309)
                                              ----------------------------------------
Pension (income)                              $  (876)        $   (79)         $  (625)
                                              ========================================
Discount rate on benefit obligation              8.00%           7.75%            7.00%
Rate of increase in compensation
 levels                                          4.50%           4.25%            4.25%
Expected long-term rate of return on
 plan assets                                    10.35%          10.35%           10.25%


        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                          2000            1999
                                                   -------------------------------
                                                            (In Thousands)
Projected benefit obligation (PBO)                       $19,731         $29,314
Plan assets at fair value                                 21,636          29,789
                                                         -----------------------
Plan assets at fair value in excess of PBO                 1,905             475
Other unrecognized items, net                               (591)            140
                                                         -----------------------
Prepaid pension expense                                  $ 1,314         $   615
                                                         =======================

The change in PBO was as follows:

                                                          2000            1999
                                                    -------------------------------
                                                           (In Thousands)
PBO at January 1                                         $29,314         $18,022
Service and interest costs                                 1,688           3,208
Benefits paid                                             (1,551)         (1,419)
Actuarial (gain) loss                                     (2,685)           (282)
Transfers and other                                       (7,035)          9,785
                                                         -----------------------
PBO at December 31                                       $19,731         $29,314
                                                         =======================

The change in the fair value of plan assets was as follows:

                                                           2000            1999
                                                     -------------------------------
                                                           (In Thousands)
Fair value of plan assets at January 1                   $29,789         $18,110
Actual return on plan assets                               1,066           3,217
Benefits paid                                             (1,552)         (1,419)
Transfers                                                 (7,667)          9,881
                                                         -----------------------
Fair value of plan assets at December 31                 $21,636         $29,789
                                                         =======================

        The United States Life Insurance Company in the City of New York

7. BENEFIT PLANS (CONTINUED)

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS


The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 1999. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association (VEBA); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit expense (benefit) in 2000, 1999, and 1998 was $(585) thousand, $(574) thousand, and $(290) thousand, respectively. The accrued liability for postretirement benefits was $2.2 million and $5.5 million at December 31, 2000 and 1999, respectively. These liabilities were discounted at the same rates used for the pension plans.

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                        2000                          1999
                           ------------------------------------------------------------
                                 FAIR         CARRYING         FAIR         CARRYING
                                VALUE          AMOUNT         VALUE          AMOUNT
                           ------------------------------------------------------------
                                    (In Millions)                 (In Millions)
Assets:
 Fixed maturity and
  equity securities              $1,832         $1,832         $1,678         $1,678
 Mortgage loans on real
  estate                         $  123         $  123         $  106         $  112
 Policy loans                    $   78         $   78         $   83         $   83
Liabilities:
 Insurance investment
  contracts                      $  347         $  360         $  447         $  458


        The United States Life Insurance Company in the City of New York

8. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES


     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions, incorporating market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY

The Company's statutory basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of New York Insurance Department. "Prescribed" statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications by the NAIC. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, from company to company within a state, and may change in the future. There were no material permitted practices utilized by the Company in 2000, 1999 or 1998.

Policyholder's surplus and net income, as reported to the domiciliary state insurance department in accordance with its prescribed or permitted statutory accounting practices is summarized as follows:

                                                2000           1999           1998
                                         ---------------------------------------------
                                                      (In Thousands)
Statutory net income for the year           $ 54,623       $ 48,003       $ 31,151
Statutory surplus at year-end               $226,434       $146,841       $212,130

Statutory accounting practices require acquisition costs on new business (including commissions and underwriting and issue costs) to be charged to expense when incurred. Regulatory net income includes income (loss) attributed to participating policyholders of $2.8 million, $(2.0) million and $(6.0) million in 2000, 1999 and 1998, respectively. The 2000 gain is primarily the result of less conservative reserving requirements adopted by New York State. The 1999 and 1998 losses were primarily a result of higher levels of sales of participating term insurance products. Regulatory equity capital includes capital attributed to participating policyholders of $(29.7) million, $(45.4) million and $(37.0) million at December 31, 2000, 1999 and 1998 respectively. Capital attributed to participating policyholders is not available for payment of dividends to shareholders.

The Company is subject to New York Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without the prior approval of the New York State Superintendent of Insurance in a calendar year is the lesser of: (1) 10% of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of such insurer for the immediately preceding calendar year. The Company did not pay any dividends in 2000 or 1998. The Company paid $98 million in dividends in 1999.

        The United States Life Insurance Company in the City of New York

9. STATUTORY FINANCIAL INFORMATION; DIVIDEND PAYING CAPABILITY (CONTINUED)

The NAIC revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. The New York Department of Insurance has adopted the provisions of the revised manual except where there are conflicts with the provisions of New York Insurance Law, the most significant being deferred taxes. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the company uses to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant based on current New York Insurance Law.

10. LEASES

The Company has various leases for office space and facilities. At December 31, 2000 the future minimum rental commitments under all of the Company's noncancellable leases were as follows:


                  YEAR ENDED
                  DECEMBER 31
        -----------------------------------------------
                                          (In Thousands)

                   2001                          $2,047
                   2002                           2,069
                   2003                           1,987
                   2004                            (589)
                   2005                            (645)
                   Thereafter                      (645)
                                                 ------
                            Total                $4,224
                                                 ======

Rent expense incurred in 2000, 1999 and 1998 was $4.7 million, $4.7 million and $4.6 million, respectively.

11. COMMITMENTS AND CONTINGENCIES


In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits. All of these settlements were finalized in 1999.

        The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

In conjunction with the 1998 agreement, the Company recorded a charge of $30.7 million ($19.9 million after-tax) in the fourth quarter of 1998. The charge covers the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

The litigation liability was reduced by payments of $17.7 million and $2.5 million in 1999 and 2000, respectively. The remaining balance of $11.7 million and $9.2 million at December 31, 1999 and 2000, respectively, was included in other liabilities on the Company's balance sheet.

In addition to the charges recorded in 1998, the Company will incur additional expenses for claim administration, outside counsel and actuarial services, and regulatory expenses, related to the resolution of the litigation, which will be recorded as incurred. Such expenses are not expected to have a material adverse effect on the Company's financial position or results of operations.

In 1997, prior to the acquisition by American General Corporation, USLIFE Corporation entered the workers' compensation reinsurance business. In 1998, the Company discontinued writing new workers' compensation reinsurance business. The largest workers' compensation contract was a quota share reinsurance agreement with Superior National Insurance Group (Superior National), effective May 1, 1998. On November 29, 1999, the Company initiated an arbitration proceeding to rescind this contract from its inception, based in part on misrepresentations and nondisclosures which the Company believes were made by Superior National.

In 2000, the California Department of Insurance ordered seizure of Superior National's insurance subsidiaries as a result of their financial condition and Superior National Insurance Group, Inc. voluntarily filed for bankruptcy.

Through the arbitration with Superior National, the Company plans to fully pursue all remedies. Although management believes, based on the advice of counsel, that the Company will succeed in rescinding the contract, risks and uncertainties remain with respect to the ultimate outcome. In the unlikely event the Company does not prevail in the arbitration, management does not expect the after tax losses from the Company's workers' compensation business to exceed $85 million, after recoveries from reinsurers. In addition, it is the current policy of the Company's ultimate parent, American General Corporation, to manage the capital levels in each of its principal life insurance subsidiaries to a target of 2.5 times the NAIC Company Action Level Risk-Based Capital. If the Company does not prevail in the arbitration, American General Corporation has committed to make contributions to the capital of the Company sufficient to meet its obligations under the treaty.

        The United States Life Insurance Company in the City of New York

11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is also party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given suit.

12. REINSURANCE

Reinsurance recoverable on paid losses was approximately $5.0 million, $7.5 million, and $10.6 million at December 31, 2000, 1999 and 1998, respectively. Reinsurance recoverable on unpaid losses was approximately $36.4 million, $84.0 million, and $81.7 million at December 31, 2000, 1999 and 1998, respectively. The effect of reinsurance on benefits to policyholders and beneficiaries was $317 million, $357 million, and $131 million during 2000, 1999 and 1998, respectively.

The Company terminated its participation in both the Federal Employee Government Life Insurance (FEGLI) and State Government Life Insurance (SGLI) pools in 1998. The assumed premiums for these pools in 1998 were $19.5 million and $2.5 million, respectively.

The Company participates in several reinsurance pools. These pools are managed and administered by reinsurance intermediaries on behalf of the Company. The pools involved various coverages including life, medical and disability.

        The United States Life Insurance Company in the City of New York

12. REINSURANCE (CONTINUED)

Reinsurance transactions for the years ended December 31, 2000, 1999 and 1998 were as follows:


                                               2000                  1999                   1998
                                      -------------------------------------------------------------------
                                                             (In Thousands)
LIFE INSURANCE IN FORCE
      Gross                                  $73,348,279           $71,277,741            $70,948,300
      Assumed                                          -                     -                      -
      Ceded                                   48,226,467            44,938,362             44,441,277
                                             --------------------------------------------------------
      Net                                    $25,121,812           $26,339,379            $26,507,023
                                             ========================================================
LIFE AND ANNUITY PREMIUMS
      Gross                                  $   222,111           $   218,536            $   214,384
      Assumed                                          1                     3                 22,020
      Ceded                                      151,919               151,258                 58,924
                                             --------------------------------------------------------
      Net                                    $    70,193           $    67,281            $   177,480
                                             ========================================================
A&H PREMIUMS
 Written
      Gross                                  $   399,864           $   443,363            $   459,562
      Assumed                                     13,859                17,335                170,120
      Ceded                                      360,820               401,656                285,628
                                             --------------------------------------------------------
      Net                                    $    52,903           $    59,042            $   344,054
                                             ========================================================
 Earned
      Gross                                  $   391,406           $   437,454            $   452,348
      Assumed                                     15,040                17,498                168,331
      Ceded                                      354,235               396,408                276,313
                                             --------------------------------------------------------
      Net                                    $    52,211           $    58,544            $   344,366
                                             ========================================================


13. SUBSEQUENT EVENTS

American General Corporation, the Company's ultimate parent, has declared a two-for-one stock split payable March 1, 2001. Disclosures of the number of shares, option prices, and fair market value prices of American General Corporation common stock in these notes and the accompanying financial statements have not been restated to reflect the stock split.

        The United States Life Insurance Company in the City of New York

13. SUBSEQUENT EVENTS (CONTINUED)

On March 11, 2001, American General Corporation entered into a definitive merger agreement with Prudential plc. Under the agreement, American General Corporation's shareholders will exchange shares of American General Corporation's common stock for 3.6622 shares of Prudential plc common stock.
The transaction, which is subject to shareholder and regulatory approvals, is expected to be completed in third quarter 2001.

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     The United States Life Insurance Company in the City of New York's Bylaws provide in Article XI for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     The United States Life Insurance Company in the City of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by The United States Life Insurance Company in the City of New York.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The 2 facing sheets, including the Note.

Prospectus Supplement, consisting of 2 pages of text, plus 13 financial pages of Separate Account
     USL VL-R, 35 financial pages of The United States Life Insurance Company in the City of New York.

The undertaking to file reports.

The Rule 484 undertaking.

Representation pursuant to Section 26(e)(2)(A).

The signatures.

Written Consents of the following persons:

     Independent Auditors.

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1) The United States Life Insurance Company in the City of New York Board of Directors resolution authorizing the establishment of The United States Life Insurance Company in the City of New York Separate Account USL VL-R and among other things the marketing of variable life products in New York. (3)

          (2)    Not applicable.

          (3)(a) Specimen form of Selling Group Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, and Selling Group Member. (4)

          (3)(b) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this Registration Statement).

          (4)    Not applicable.

          (5) Specimen form of the "Platinum Investor" Variable Universal Life Insurance Policy (Policy Form No. 97600N). (3)

          (6)(a) Copy of the Restated Charter of The United States Life Insurance Company in the City of New York). (1)

          (6)(b) Copy of the Bylaws, as amended May 24, 1994, of The United States Life Insurance Company in the City of New York). (1)

          (7)        Not applicable.

          (8)(a)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (2)

          (8)(a)(ii) Form of Amendment No. 1 to Participation Agreement by and
                     among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Van Kampen Distributors, Inc. (4)

          (8)(b)(i) Participation Agreement by and among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (2)

          (8)(b)(ii) Form of Amendment No. 1 to Participation Agreement by and
                     among The United States Life Insurance Company in the City of New York, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., and Miller Anderson & Sherrerd. (4)

          (8)(c)(i) Form of Participation Agreement by and among A I M Variable Insurance Funds, Inc., A I M Distributors, Inc., The United States Life Insurance Company in the City of New York, on behalf of itself and its separate accounts, and American General Securities Incorporated. (4)

          (8)(c)(ii) Form of Agreement with respect to Trademarks and Fund Names by and among A I M Distributors Inc., A I M Variable Insurance Funds Inc., The United States Life Insurance Company in the City of New York and American General Securities Incorporated. (4)

          (8)(d)(i) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Stock Portfolio Company and Variable Annuity Life Insurance Company. (4)

          (8)(d)(ii) Form of First Amendment to Participation Agreement among
                     The United States Life Insurance Company in the City of New York, American General Securities Incorporated, American General Stock Portfolio Company and Variable Annuity Life Insurance Company. (5)

          (8)(e) Form of Fund Participation Agreement between The United States Life Insurance Company in the City of New York and Dreyfus Variable Insurance Fund. (4)

          (8)(f)(i) Form of Participation Agreement among MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services. (4)

          (8)(f)(ii) Form of Amendment No. 1 to Participation Agreement among
                     MFS Variable Insurance Trust, The United States Life Insurance Company in the City of New York and Massachusetts Financial Services Company. (5)

          (8)(g) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and The United States Life Insurance Company in the City of New York. (4)

          (8)(h) Form of Participation Agreement among The United States Life Insurance Company in the City of New York, American General Securities Incorporated, Safeco Resource Series Trust and Safeco Securities, Inc. (4)

          (8)(i) Form of Administrative Services Agreement between Safeco Asset Management Company and The United States Life Insurance Company in the City of New York. (4)

          (8)(j) Form of Administrative Services Agreement between Morgan Stanley Dean Witter Investment Management Inc., Miller Anderson & Sherred, LLP and The United States Life Insurance Company in the City of New York. (4)

          (8)(k) Form of Administrative Services Agreement between Dreyfus Corporation and The United States Life Insurance Company in the City of New York. (4)

          (8)(l) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and A I M Advisors, Inc. (4)

          (8)(m) Form of Administrative Services Agreement between The United States Life Insurance Company in the City of New York and Van Kampen Asset Management Inc., dated as of December 1, 1998. (2)

          (8)(n) Form of Shareholder Services Agreement by and between the United States Life Insurance Company in the City of New York and American Century Investment Services, Inc. (5)

          (8)(o) Form of Fund Participation Agreement by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(p) Form of Participation Agreement among Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(q) Form of Participation Agreement among Ayco Asset Management, Ayco Series Trust and The United States Life Insurance Company in the City of New York. (5)

          (8)(r) Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(s) Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The United States Life Insurance Company in the City of
                 New York. (5)

          (8)(t) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and J.P. Morgan Series Trust II. (5)

          (8)(u) Form of Fund Participation Agreement by and between The United States Life Insurance Company in the City of New York and Janus Aspen Series. (5)

          (8)(v) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (5)

          (8)(w) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (5)

          (8)(x) Form of Services Agreement by and between Pacific Investment Management Company, LLC and The United States Life Insurance Company in the City of New York. (5)

          (8)(y) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Credit Suisse Asset Management, LLC. (5)

          (8)(z) Form of Administrative Services Agreement by and between Ayco Asset Management and The United States Life Insurance Company in the City of New York. (5)

          (8)(aa) Form of Service Contract by and between Fidelity Distributors Corporation and The United States Life Insurance Company in the City of New York. (5)

          (8)(bb) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(cc) Form of Administrative Services Agreement by and between The United States Life Insurance Company in the City of New York and Morgan Guaranty Trust Company of New York.
                      (5)

          (8)(dd) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and The United States Life Insurance Company in the City of New York. (5)

          (8)(ee) Form of PIMCO Variable Insurance Trust Services Agreement by and between The United States Life Insurance Company in the City of New York and PIMCO Variable Insurance Trust.
                      (5)

          (8)(ff) Form of Administrative Services Agreement by and between Neuberger Berman Management Inc. and The United States Life Insurance Company in the City of New York (5)

          (8)(gg)(i) Form of Participation Agreement by and among The United States Life Insurance Company in the City of New York, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (7)

          (8)(gg)(ii) Form of Administrative Services Agreement by and between
                      The United States Life Insurance Company in the City of New York and Franklin Templeton Services, LLC. (7)

          (9)     Not applicable.

          (10)(a) Specimen form of application for life insurance issued by USL.
                  (3)

          (10)(b) Specimen form of amended Supplemental Application. (Filed herewith)

          (10)(c) Form of amended Service Request Form.  (Filed herewith)

          (10)(d) Description of The United States Life Insurance Company in the City of New York's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (6)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     Other Exhibits

          2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (4)

          2(b)  Opinion and Consent of USL's actuary.  (4)

          3     Not applicable.

          4     Not applicable.

          6     Consent of Independent Auditors.  (Filed herewith)

          7     Powers of Attorney. (6)

--------------------------------------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on September 18, 1998.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (File No. 333-63673) of The United States Life Insurance Company in the City of New York Separate Account USL VA-R filed on May 26, 1999.

(3) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on May 27, 1999.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 of Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on November 5, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on October 20, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-79471) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on April 24, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-57062) of The United States Life Insurance Company in the City of New York Separate Account USL VL-R filed on December 4, 2001.

                               POWERS OF ATTORNEY


     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the other, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, The United States Life Insurance Company in the City of New York Separate Account USL VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, and State of Texas, on the 6th day of December, 2001.

                                 THE UNITED STATES LIFE INSURANCE
                                 COMPANY IN THE CITY OF NEW YORK
                                 SEPARATE ACCOUNT USL VL-R
                                 (Registrant)

                                 BY:  THE UNITED STATES LIFE INSURANCE
                                      COMPANY IN THE CITY OF NEW YORK
                                      (On behalf of the Registrant and itself)



                                 BY:/s/  ROBERT F. HERBERT, JR.
                                    ---------------------------
                                      Robert F. Herbert, Jr.
                                      Senior Vice President

[SEAL]

ATTEST: /s/  LAUREN W. JONES
        ---------------------
          Lauren W. Jones
          Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                             Date
---------                     -----                             ----

RODNEY O. MARTIN, JR.*        Director, Chairman and       December 6, 2001
----------------------        Chief Executive Officer
(Rodney O. Martin, Jr.)


DAVID L. HERZOG*              Director, Executive Vice     December 6, 2001
----------------              President and Chief
(David L. Herzog)             Financial Officer


WILLIAM A. BACAS*             Director                     December 6, 2001
-----------------
(William A. Bacas)


RONALD E. BLAYLOCK*           Director                     December 6, 2001
-------------------
(Ronald E. Blaylock)


DONALD W. BRITTON*            Director                     December 6, 2001
------------------
(Donald W. Britton)


DAVID J. DIETZ*               Director                     December 6, 2001
---------------
(David J. Dietz)


----------------------        Director                     December __, 2001
J. Edward Easler, II


DR. PATRICIA O. EWERS*        Director                     December 6, 2001
----------------------
(Dr. Patricia O. Ewers)

THOMAS H. FOX*                      Director               December 6, 2001
--------------
(Thomas H. Fox)


DAVID A. FRAVEL*                    Director               December 6, 2001
----------------
(David A. Fravel)


JOHN V. LAGRASSE*                   Director               December 6, 2001
-----------------
(John V. LaGrasse)


WILLIAM J. O'HARA, JR.*             Director               December 6, 2001
-----------------------
(William J. O'Hara, Jr.)


                                    Director               December __, 2001
------------------------
Gary D. Reddick



*/s/  ROBERT F. HERBERT, JR.
----------------------------
By:  Robert F. Herbert, Jr.
       Attorney-in-Fact

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (10)(b) Specimen form of amended Supplemental Application.

          (10)(c) Form of amended Service Request Form.

     2.  Other Exhibits

           6      Consent of Independent Auditors.



                                      E-1